Investment Properties - Summary of Investment Properties (Detail) - 12 months ended Dec. 31, 2017 $ in Thousands, $ in Thousands	TWD ($)	USD ($)
Disclosure of detailed information about investment property [line items]
Depreciation expenses	$ 122,231	$ 4,124
Balance at December 31, 2017	8,119,436	273,935
Cost [member]
Disclosure of detailed information about investment property [line items]
Additions	186,535	6,293
Disposals	(342)	(11)
Transfers from inventories related to real estate business and property, plant and equipment	8,150,075	274,968
Effects of foreign currency exchange differences	106,482	3,593
Balance at December 31, 2017	8,442,750	284,843
Cost [member] | Land [member]
Disclosure of detailed information about investment property [line items]
Transfers from inventories related to real estate business and property, plant and equipment	35,965	1,213
Balance at December 31, 2017	35,965	1,213
Cost [member] | Buildings and improvements [member]
Disclosure of detailed information about investment property [line items]
Additions	186,535	6,293
Disposals	(342)	(11)
Transfers from inventories related to real estate business and property, plant and equipment	8,114,110	273,755
Effects of foreign currency exchange differences	106,482	3,593
Balance at December 31, 2017	8,406,785	283,630
Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about investment property [line items]
Depreciation expenses	122,231	4,124
Disposals	(161)	(5)
Transfers from inventories related to real estate business and property, plant and equipment	199,745	6,739
Effects of foreign currency exchange differences	1,499	50
Balance at December 31, 2017	323,314	10,908
Accumulated depreciation, amortisation and impairment [member] | Buildings and improvements [member]
Disclosure of detailed information about investment property [line items]
Depreciation expenses	122,231	4,124
Disposals	(161)	(5)
Transfers from inventories related to real estate business and property, plant and equipment	199,745	6,739
Effects of foreign currency exchange differences	1,499	50
Balance at December 31, 2017	$ 323,314	$ 10,908